INCOME TAX (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Tax Credit Carryforward [Line Items]
Operation loss carryforwards limitation	taxable income limitation of 80%.
Effective Statutory tax rate	23.00%
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 8,000
Tower [Member]
Tax Credit Carryforward [Line Items]
Preferred income subject tax rate	7.50%
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 29,000
Net operating loss carry forwards amount not to expire	21,000
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	11,000
TSIT [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 5,500